Basis of preparation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Estimated Useful Life of Assets

Depreciation is calculated on a straight-line basis over the estimated useful life of the assets as follows:

Freehold buildings	:	50 years
Leasehold land, buildings and improvements	:	Shorter of 15 to 50 years or lease term
Plant and machinery	:	3 to 20 years
Office furniture, fittings and equipment	:	3 to 20 years
Motor and transport vehicles	:	3.5 to 15 years